Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment Customer ReportingUnit	Dec. 31, 2024 USD ($) Segment Customer ReportingUnit	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate	7.2993				7.2993
Amortization period of produced content	10 years	10 years
Number of reporting unit | ReportingUnit	1	1
Contract assets allowance for credit losses	¥ 32,614		¥ 17,832		$ 4,468
Balances of contract liabilities	5,313,558		5,219,837		727,954
Revenue recognition of contract liability	3,922,288	$ 537,351
Revenue remaining performance obligation	¥ 989,677				135,586
Longest expected length of revenue contracts	1 year	1 year
Advertising expenses	¥ 2,424,852	$ 332,203	2,632,727	¥ 1,809,118
Cash, cash equivalents, restricted cash and long-term restricted cash	¥ 3,590,331		5,280,608	7,861,556	491,873
Depreciation percentage	2.81%	2.81%
Number of operating segment | Segment	1	1
Content Costs	¥ 15,709,737	$ 2,152,225	¥ 16,496,391	¥ 16,063,486
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	0
China | Minimum | PRC Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2019	2019
China | Maximum | PRC Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2024	2024
Time period that tax authorities could conduct examinations of entity's tax filings	5 years	5 years
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,203,612		¥ 1,598,059		$ 164,894
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap	10 years	10 years
ASU 2023-07
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024				Jan. 01, 2024